MHM Final










                               SEMI-ANNUAL REPORT

                             (During The Tenth Term)
                              From: October 1, 2005
                               To: March 31, 2006



















        LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                               SEMI-ANNUAL REPORT
                             (During The Tenth Term)
                              From: October 1, 2005
                               To: March 31, 2006

To:      Director of Kanto Local Finance Bureau

                                              Filing Date: June 30, 2006

Name of the Fund:                             LOOMIS SAYLES INVESTMENT
                                              GRADE BOND FUND

Name of the Registrant Trust:                 LOOMIS SAYLES FUNDS II

Name and Official Title of Trustees:          Michael Kardok
                                              Treasurer of the Trust

Address of Principal Office:                  399 Boylston Street
                                              Boston, Massachusetts 02116
                                              U. S. A.

Name and Title of Registration Agent:         Harume Nakano
                                              Attorney-at-Law
                                              Signature [Harume Nakano]
                                              -------------------------
                                                           (Seal)

                                              Ken Miura
                                              Attorney-at-Law
                                              Signature [Ken Miura]
                                              ---------------------
                                                           (Seal)

Address or Place of Business                  Marunouchi Kitaguchi Building
                                              6-5, Marunouchi 1-chome
                                              Chiyoda-ku, Tokyo

Name of Liaison Contact:                      Harume Nakano
                                              Ken Miura
                                              Attorneys-at-Law

Place of Liaison Contact:                     Mori Hamada & Matsumoto
                                              Marunouchi Kitaguchi Building
                                              6-5, Marunouchi 1-chome
                                              Chiyoda-ku, Tokyo

Phone Number:                                 03-6212-8316

        Places where a copy of this Semi-Annual Report is available for
        ---------------------------------------------------------------
                               Public Inspection
                               -----------------

                                 Not applicable.

                                 C O N T E N T S
                                 ---------------

                                                                   This English
                                                                    translation

I.   STATUS OF INVESTMENT PORTFOLIO                                        1

       (1)   Diversification of Investment Portfolio                       1

       (2)   Results of Past Operations                                    3
                (a)  Record of Changes in Net Assets                       3
                (b)  Record of Distributions Paid                          5
                (c)  Record of Earnings Ratio                              8

II.  OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND                       9

III. RECORD OF SALES AND REPURCHASES                                       9

IV.  OUTLINE OF THE TRUST                                                  9

       (1)   Amount of Capital                                             9

       (2)   Description of Business and Outline of Operation             10

       (3)   Miscellaneous                                                13

V. OUTLINE OF THE FINANCIAL STATUS OF THE
   INVESTMENT MANAGEMENT COMPANY                                          13

I.       STATUS OF INVESTMENT PORTFOLIO
         (LOOMIS SAYLES INVESTMENT GRADE BOND FUND (hereinafter referred to as the "Fund"))

(1)      Diversification of Investment Portfolio

                                                                                          (As of the end May, 2006)
------------------------------------------------------------------------------------------------------------------
Types of Assets                             Name of Country                           Dollar                  (%)
------------------------------------------------------------------------------------------------------------------
Corporate Bond                              U.S.                                 157,909,055               37.01%
                                            Great Britain                         14,627,709                3.43%
                                            Australia                              7,868,580                1.84%
                                            Canada                                 6,922,592                1.62%
                                            Chile                                  6,807,958                1.59%
                                            Multi-National                         4,110,400                0.96%
                                            South Korea                            3,186,639                0.75%
                                            Brazil                                 1,692,750                0.40%
                                            Philippines                            1,534,217                0.36%
                                            Malaysia                               1,157,615                0.27%
                                            France                                 1,038,765                0.24%
                                            Mexico                                   954,857                0.22%
                                            Argentina                                666,663                0.16%
                                            Netherlands                              593,846                0.14%
                                            Venezuela                                328,000                0.08%
------------------------------------------------------------------------------------------------------------------
Convertible Bonds                           U.S.                                  23,752,203                5.57%
------------------------------------------------------------------------------------------------------------------
Government/agencies                         U.S.                                  53,071,038               12.44%
------------------------------------------------------------------------------------------------------------------
Foreign Government Bonds                    Canada                                78,581,532               18.42%
                                            Supranational                         14,149,036                3.32%
                                            Sweden                                10,377,183                2.43%
                                            Norway                                10,126,277                2.37%
                                            Mexico                                10,066,808                2.36%
                                            Brazil                                 4,223,084                0.99%
                                            Denmark                                3,140,793                0.74%
                                            South Africa                             684,995                0.16%
                                            Singapore                                318,364                0.07%
                                            Peru                                     231,890                0.05%
------------------------------------------------------------------------------------------------------------------
Repurchase Agreement                                                               1,819,000                0.43%
------------------------------------------------------------------------------------------------------------------
Sub-Total                                                                        419,941,849               98.42%
------------------------------------------------------------------------------------------------------------------
Cash, Deposit and other Assets                                                     6,760,287                1.58%
------------------------------------------------------------------------------------------------------------------
                   Total                                                         426,702,136                 100%
             (Net Asset Value)
------------------------------------------------------------------------------------------------------------------

         Note 1: The investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

         Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is (Y)112.26 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Mitsubishi-Tokyo UFJ, Ltd. as of May 31, 2006. The same applies hereinafter.

         Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)      Results of Past Operations

 (a)     Record of Changes in Net Assets

                  Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2006 is as follows:

                                                             Total Net Asset Value                  Net Asset Value per Share
------------------------------------------------------------------------------------------------------------------------------------
                                                              US$                 Yen
                                                         (thousands)           (millions)               US$                 Yen
------------------------------------------------------------------------------------------------------------------------------------
    2005 end of June         Class Y                        21,139                2,373                11.68               1,311
                             Class J                       333,854               37,478                11.66               1,309
                             Class B                         3,225                  362                11.64               1,307
                             ClassC                         21,549                2,419                11.64               1,307
                             Class A                        26,510                2,976                11.68               1,311
------------------------------------------------------------------------------------------------------------------------------------
               July          Class Y                        23,399                2,627                11.61               1,303
                             Class J                       325,722               36,566                11.59               1,301
                             Class B                         3,287                  369                11.57               1,299
                             ClassC                         23,262                2,611                11.57               1,299
                             Class A                        30,518                3,426                11.61               1,303
------------------------------------------------------------------------------------------------------------------------------------
              August         Class Y                        24,959                2,802                11.77               1,321
                             Class J                       326,504               36,653                11.75               1,319
                             Class B                         3,426                  385                11.73               1,317
                             ClassC                         26,649                2,992                11.72               1,316
                             Class A                        35,647                4,002                11.77               1,321
------------------------------------------------------------------------------------------------------------------------------------
             September       Class Y                        26,012                2,920                11.71               1,315
                             Class J                       314,418               35,297                11.69               1,312
                             Class B                         3,443                  387                11.67               1,310
                             ClassC                         27,992                3,142                11.66               1,309
                             Class A                        39,168                4,397                11.71               1,315
------------------------------------------------------------------------------------------------------------------------------------
             October         Class Y                        25,124                2,820                11.55               1,297
                             Class J                       301,209               33,814                11.53               1,294
                             Class B                         3,514                  394                11.51               1,292
                             ClassC                         29,064                3,263                11.50               1,291
                             Class A                        51,382                5,768                11.55               1,297
------------------------------------------------------------------------------------------------------------------------------------
             November        Class Y                        25,020                2,809                11.57               1,299
                             Class J                       288,881               32,430                11.55               1,297
                             Class B                         3,750                  421                11.52               1,293
                             Class C                        31,055                3,486                11.52               1,293
                             Class A                        54,130                6,077                11.56               1,298
------------------------------------------------------------------------------------------------------------------------------------
             December        Class Y                        25,925                2,910                11.12               1,248
                             Class J                       267,668               30,048                11.11               1,247
                             Class B                         3,753                  421                11.09               1,245
                             Class C                        34,249                3,845                11.08               1,244
                             Class A                        56,989                6,398                11.12               1,248
------------------------------------------------------------------------------------------------------------------------------------

                                                               Total Net Asset Value                  Net Asset Value per Share
------------------------------------------------------------------------------------------------------------------------------------
                                                             US$                   Yen
                                                         (thousands)           (millions)               US$                 Yen
------------------------------------------------------------------------------------------------------------------------------------
    2006 end of January      Class Y                        26,369                2,960                11.30               1,269
                             Class J                       268,130               30,100                11.28               1,266
                             Class B                         3,942                  443                11.26               1,264
                             Class C                        38,413                4,312                11.25               1,263
                             Class A                        65,998                7,409                11.30               1,269
------------------------------------------------------------------------------------------------------------------------------------
                February     Class Y                        27,473                3,084                11.30               1,269
                             Class J                       258,285               28,995                11.28               1,266
                             Class B                         4,167                  468                11.26               1,264
                             Class C                        43,642                4,899                11.25               1,263
                             Class A                        71,949                8,077                11.30               1,269
------------------------------------------------------------------------------------------------------------------------------------
                March        Class Y                        29,440                3,305                11.09               1,245
                             Class J                       246,083               27,625                11.07               1,243
                             Class B                         4,101                  460                11.05               1,240
                             Class C                        47,926                5,380                11.04               1,239
                             Class A                        81,403                9,138                11.09               1,245
------------------------------------------------------------------------------------------------------------------------------------
                April        Class Y                        30,905                3,469                11.23               1,261
                             Class J                       245,466               27,556                11.21               1,258
                             Class B                         4,252                  477                11.18               1,255
                             Class C                        52,129                5,852                11.17               1,254
                             Class A                        85,442                9,592                11.22               1,260
------------------------------------------------------------------------------------------------------------------------------------
                 May         Class Y                        34,690                3,894                11.12               1,248
                             Class J                       240,480               26,996                11.10               1,246
                             Class B                         4,209                  473                11.08               1,244
                             Class C                        55,085                6,184                11.06               1,242
                             Class A                        92,238               10,355                11.11               1,247
------------------------------------------------------------------------------------------------------------------------------------

(b)        Record of Distributions Paid

----------------------------------------------------------------------------------------------------------------------------------
                    Payment date                Ex-dividend date             Class                  US$                JPY
----------------------------------------------------------------------------------------------------------------------------------
9th FY            October 6, 2004               October 1, 2004             Class Y          US$        0.0520  (\       5.84 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0469  (\       5.26 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0422  (\       4.74 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0419  (\       4.70 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0488  (\       5.48 )
----------------------------------------------------------------------------------------------------------------------------------
                  November 4, 2004              November 1, 2004            Class Y          US$        0.0535  (\       6.01 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0458  (\       5.14 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0428  (\       4.80 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0423  (\       4.75 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0496  (\       5.57 )
----------------------------------------------------------------------------------------------------------------------------------
                  December 6, 2004              December 1, 2004            Class Y          US$        0.0471  (\       5.29 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0397  (\       4.46 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0364  (\       4.09 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0361  (\       4.05 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0434  (\       4.87 )
----------------------------------------------------------------------------------------------------------------------------------
                  January 4, 2005               December 30, 2004           Class Y          US$        0.4372  (\      49.08 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.4292  (\      48.18 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.4260  (\      47.82 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.4258  (\      47.80 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.4337  (\      48.69 )
----------------------------------------------------------------------------------------------------------------------------------
                  February 4, 2005              February 1, 2005            Class Y          US$        0.0496  (\       5.57 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0422  (\       4.74 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0384  (\       4.31 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0390  (\       4.38 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0457  (\       5.13 )
----------------------------------------------------------------------------------------------------------------------------------
                  March 4, 2005                 March 1, 2005               Class Y          US$        0.0463  (\       5.20 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0397  (\       4.46 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0361  (\       4.05 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0366  (\       4.11 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0428  (\       4.80 )
----------------------------------------------------------------------------------------------------------------------------------
                  April 6 , 2005                April 1, 2005               Class Y          US$        0.0477  (\       5.35 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0404  (\       4.54 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0368  (\       4.13 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0370  (\       4.15 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0438  (\       4.92 )
----------------------------------------------------------------------------------------------------------------------------------
                  May 5, 2005                   May 2, 2005                 Class Y          US$        0.0471  (\       5.29 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0400  (\       4.49 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0365  (\       4.10 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0365  (\       4.10 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0430  (\       4.83 )
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                  Payment date                 Ex-dividend date              Class                  US$                JPY
---------------------------------------------------------------------------------------------------------------------------------
                  June 6, 2005                  June 1, 2005                Class Y          US$        0.0398  (\       4.47 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0325  (\       3.65 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0288  (\       3.23 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0294  (\       3.30 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0359  (\       4.03 )
---------------------------------------------------------------------------------------------------------------------------------
                  July 7, 2005                  July 1, 2005                Class Y          US$        0.0458  (\       5.14 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0382  (\       4.29 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0352  (\       3.95 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0355  (\       3.99 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0424  (\       4.76 )
---------------------------------------------------------------------------------------------------------------------------------
                  August 4, 2005                August 1, 2005              Class Y          US$        0.0469  (\       5.26 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0392  (\       4.40 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0357  (\       4.01 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0360  (\       4.04 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0435  (\       4.88 )
---------------------------------------------------------------------------------------------------------------------------------
                  September 7, 2005             September 1, 2005           Class Y          US$        0.0469  (\       5.26 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0393  (\       4.41 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0358  (\       4.02 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0365  (\       4.10 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0434  (\       4.87 )
---------------------------------------------------------------------------------------------------------------------------------
10th FY           October 6, 2005               October 3, 2005             Class Y          US$        0.0467  (\       5.24 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0390  (\       4.38 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0355  (\       3.99 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0359  (\       4.03 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0430  (\       4.83 )
---------------------------------------------------------------------------------------------------------------------------------
                  November 4, 2005              November 1, 2005            Class Y          US$        0.0435  (\       4.88 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0361  (\       4.05 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0331  (\       3.72 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0329  (\       3.69 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0418  (\       4.69 )
---------------------------------------------------------------------------------------------------------------------------------
                  December 6, 2005              December 1, 2005            Class Y          US$        0.0485  (\       5.44 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0410  (\       4.60 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0381  (\       4.28 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0383  (\       4.30 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0449  (\       5.04 )
---------------------------------------------------------------------------------------------------------------------------------
                  January 4, 2006               December 29, 2005           Class Y          US$        0.4791  (\      53.78 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.4716  (\      52.94 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.4680  (\      52.54 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.4685  (\      52.59 )
---------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.4753  (\      53.36 )
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                    Payment date                Ex-dividend date             Class                  US$                 JPY
----------------------------------------------------------------------------------------------------------------------------------
                  February 6, 2006              February 1, 2006            Class Y          US$        0.0489  (\        5.49 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0417  (\        4.68 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0381  (\        4.28 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0387  (\        4.34 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0455  (\        5.11 )
----------------------------------------------------------------------------------------------------------------------------------
                  March 6, 2006                 March 1, 2006               Class Y          US$        0.0470  (\        5.28 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0403  (\        4.52 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0375  (\        4.21 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0378  (\        4.24 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0437  (\        4.91 )
----------------------------------------------------------------------------------------------------------------------------------
                  April 6, 2006                 April 3, 2006               Class Y          US$        0.0485  (\        5.44 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0413  (\        4.64 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0375  (\        4.21 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0383  (\        4.30 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0449  (\        5.04 )
----------------------------------------------------------------------------------------------------------------------------------
                  May 8, 2006                   May 1, 2006                 Class Y          US$        0.0505  (\        5.67 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class J          US$        0.0436  (\        4.89 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B          US$        0.0402  (\        4.51 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class C          US$        0.0405  (\        4.55 )
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class A          US$        0.0470  (\        5.28 )
----------------------------------------------------------------------------------------------------------------------------------

(c)      Record of Earnings Ratio
         Record of earnings ratio during one year up to and including the end of May, 2006 is as follows:

         ----------------------------- -----------------------------------
                                       Earning ratio (%) 1) 2)
         ----------------------------- -----------------------------------
         Class Y                                     4.41
         ----------------------------- -----------------------------------
         Class J                                     3.66
         ----------------------------- -----------------------------------
         Class B                                     3.41
         ----------------------------- -----------------------------------
         Class C                                     3.28
         ----------------------------- -----------------------------------
         Class A                                     4.07
         ----------------------------- -----------------------------------

(Note) The earning ratio of each class is calculated based on the following formula:

NAV per share 5/31/06 + Distributions for one year - NAV per share 5/31/05 -------------------------------------------------------------------------- X 100
                              NAV per share 5/31/05

1) Includes capital gain distributions.

2) Distributions used for the period ended 5/31/06 are based on payment date.

 II.     OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND

         The Fund shall use as the auditors the professional services of PricewaterhouseCoopers LLP, an independent registered public accounting firm. [The Japanese translation of the financial statement of the Fund to be incorporated.]


III      RECORD OF SALES AND REPURCHASES
                  Record of sales and repurchases during one year period up to and including the end of May, 2006 and number of outstanding shares of the Fund as of the end of May, 2006 are as follows:

--------------------------------------------------------------------------------------------
                       Number of             Number of Units       Number of Outstanding
                      Units Sold               Repurchased                 Units
--------------------------------------------------------------------------------------------
Class Y              1,957,953.237             464,614.132             3,120,003.837
                          (0)                      (0)                      (0)
--------------------------------------------------------------------------------------------
Class J              2,215,800.000            9,680,670.000            21,666,730.000
                    (2,215,800.000)          (9,680,670.000)          (21,666,730.000)
--------------------------------------------------------------------------------------------
Class B               183,698.829               68,358.873              379,970.650
                          (0)                      (0)                      (0)
--------------------------------------------------------------------------------------------
Class C              3,673,782.518             379,039.384             4,978,488.911
                          (0)                      (0)                      (0)
--------------------------------------------------------------------------------------------
Class A              7,620,645.997            1,362,124.581            8,299,102.100
                          (0)                      (0)                      (0)
--------------------------------------------------------------------------------------------

Note: The numbers of shares sold, redeemed and outstanding in the parenthesis represents those sold, redeemed and outstanding in Japan.



IV.      OUTLINE OF THE TRUST

(1)      Amount of Capital:

   1.    Trust
          Not applicable.

   2.    Loomis, Sayles & Company, L.P. (Investment Management Company)
          1)  Amount of Capital (issued capital stock at par value):
              Not applicable. Provided, however, that the partner capital was $54,369,868 ((Y)613.56 million) as of May 31, 2006.
          2)  Number of authorized shares of capital stock:
              Not applicable.
          3)  Number of outstanding shares of capital stock:
              Not applicable.
          4)  Increase/decrease in amount of capital for the last 5 years:
              Not applicable.

(2)      Description of Business and Outline of Operation:

   1.   Trust

        The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services, IXIS Asset Management Advisors, L.P., to render administrative services, and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

  2. Loomis, Sayles & Company, L.P. (Investment Management Company)

        Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds, among other clients. As of the end of May, 2006, Investment Management Company administers and manages the following 49 portfolio, including 12 portfolios of the Trust with the total net asset value is US$ 4,887 million.

Fund List                                                                             (as of the end of May, 2006)
----------------------------- --------------- ----------------------- ------------------------- ------------------
            Fund                  Month             Principal                Total NAV          NAV per share ($)
                                  /Date          Characteristics            ($ thousand)
                                  /Year
                               Established
------------------------------------------------------------------------------------------------------------------

LOOMIS SAYLES FUNDS I (10 portfolios)
-------------------------------- ------------ ----------------------- ----------- ------------- --------- --------
Loomis Sayles Bond Fund            5/16/91      Fixed Income/Open      Retail       1,558,461   Retail     13.81
                                                                        Inst.        4,083,277  Inst.      13.85
                                                                        Admin           93,332  Admin      13.78
-------------------------------- ------------ ----------------------- ----------- ------------- --------- --------
Loomis Sayles Global Bond Fund    5/10/91          Global/Open         Retail         512,535   Retail     15.07
                                                                        Inst.         594,432   Inst.      15.19
-------------------------------- ------------ ----------------------- ----------- ------------- --------- --------
Loomis Sayles Fixed Income        1/17/95       Fixed Income/Open       Inst.         386,689              13.28
Fund
-------------------------------- ------------ ----------------------- ----------- ------------- --------- --------
Loomis Sayles Institutional        6/5/96       Fixed Income/Open       Inst.         139,155               7.75
High Income Fund
-------------------------------- ------------ ----------------------- ----------- ------------- --------- --------
Loomis Sayles Intermediate        1/28/98       Fixed Income/Open       Inst.          40,762               9.34
Duration Fixed Income Fund
-------------------------------- ------------ ----------------------- ----------- ------------- --------- --------
Loomis Sayles Investment           7/1/94       Fixed Income/Open       Inst.         170,626              12.29
Grade Fixed Income Fund
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Small Cap Value      5/13/91         Equity/Open         Retail         292,557   Retail     27.42
Fund                                                                    Inst.         444,559   Inst.      27.62
                                                                        Admin          68,466   Admin      27.12
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Inflation            5/21/91      Fixed Income/Open       Inst.           8,996    Inst.     10.26
Protected Securities Fund
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles High Income          4/13/04      Fixed Income/Open       Inst.          31,685    Inst.     10.26
Opportunities Fund
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Securitized          3/2/06       Fixed Income/Open       Inst.          25,537    Inst.      9.92
Asset Fund
------------------------------------------------------------------------------------------------------------------

LOOMIS SAYLES FUNDS II (12 portfolios)
------------------------------------------------------------------------------------------------------------------
Loomis Sayles Aggressive Growth    12/31/96        Equity/Open          Retail         29,793   Retail     20.40
Fund                                                                    Inst.          18,088   Inst.      20.84
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Research Fund        7/31/00         Equity/Open            A             1,038      A        9.02
                                                                          B               334      B        8.87
                                                                          C               865      C        8.84
                                                                          Y            22,856      Y        9.06
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Growth Fund          5/16/91         Equity/Open            A           137,104      A        5.76
                                                                          B            35,122      B        5.64
                                                                          C            45,569      C        5.64
                                                                          Y           125,490      Y        5.98
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Value Fund           5/13/91         Equity/Open          Inst.          47,152    Inst.     19.71
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Investment Grade    12/31/96      Fixed Income/Open         Y            34,690      Y       11.12
Bond Fund                                                                 J           240,480      J       11.10
                                                                          A            92,238      A       11.11
                                                                          B             4,209      B       11.08
                                                                          C            55,085      C       11.06
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Small Cap Growth    12/31/96         Equity/Open            R             3,963      R       11.96
Fund                                                                    Inst.          20,927    Inst.     12.25
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Global Markets       5/1/96          Global/Open            Y            70,924      Y       12.12
Fund                                                                      A             6,575      A       12.11
                                                                          C            14,698      C       12.09
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Tax-Managed          10/1/95         Equity/Open          Inst.           9,478               9.60
Equity Fund
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles                      1/3/89       Fixed Income/Open         A           120,888      A       10.85
Limited Term                                                              B            10,964      B       10.83
Government and Agency Fund                                                C             4,377      C       10.85
                                                                          Y             2,345      Y       10.89
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Municipal Income     5/9/77       Fixed Income/Open         A            94,195      A        7.39
Fund                                                                      B             5,836      B        7.40
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles High Income Fund     2/22/84      Fixed Income/Open         A            27,003      A        4.99
                                                                          B             8,421      B        4.99
                                                                          C             3,524      C        4.99
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Strategic Income     5/1/95       Fixed Income/Open         A         1,953,713      A       14.19
Fund                                                                      B           155,789      B       14.24
                                                                          C         1,312,232      C       14.24
                                                                          Y           170,583      Y       14.18
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------

IXIS ADVISOR FUNDS TRUSTS I, II and III
(7 portfolios)
------------------------------------------------------------------------------------------------------------------
IXIS U.S. Diversified Portfolio     7/7/94         Equity/Open            A           386,974      A       21.02
                                                                          B           161,755      B       18.71
                                                                          C            46,777      C       18.74
                                                                          Y            20,896      Y       22.35
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
IXIS Value Fund                    6/5/70          Equity/Open            A            99,083      A        8.69
                                                                          B            19,577      B        7.81
                                                                          C             2,825      C        7.81
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Massachusetts        3/23/84      Fixed Income/Open         A            72,199      A       16.42
Tax Free Income Fund                                                      B             2,594      B       16.38
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
Loomis Sayles Core Plus Bond       11/7/73      Fixed Income/Open         A            92,732      A       10.98
Fund                                                                      B           112,367      B       10.99
                                                                          C             5,800      C       11.00
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                          Y             8,149      Y       11.03
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
IXIS Moderate Diversified          7/15/04    Fixed Income/Equity/        A            32,602      A       10.87
Portfolio                                             Open                C            81,504      C       10.82
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
IXIS Equity Diversified            1/31/05         Equity/Open            A            12,393      A       10.84
Portfolio                                                                 C            20,628      C       10.74
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------
IXIS Income Diversified           11/17/05      Fixed Income/Open         A            11,538      A       10.22
Portfolio                                                                 C             8,712      C       10.20
--------------------------------- ----------- ----------------------- ----------- ------------- --------- --------

UNRELATED FUNDS (20 portfolios)
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Metropolitan Series               5/2/94         Equity/Open             A             351,279*    A      234.50
Fund-Loomis Sayles                                                       B              25,364*    B      232.00
      Small Cap Series                                                   E              50,554*    E      232.75
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
    Met Investors Series          5/1/06        Balanced/Open            A             386,652     A        9.38
 Trust--Loomis Sayles Global                                             B               1,607     B        9.37
      Markets Portfolio
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Managers Bond Fund                 5/84       Fixed Income/Open                        426,448*            23.68
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Managers Global Bond Fund        3/12/02      Fixed Income/Open                         43,131*            20.87
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Managers Fixed Income Fund       5/18/04      Fixed Income/Open          A               7,591*            10.08
                                                                         B              16,837*            10.02
                                                                         C              11,480*            10.08
                                                                         Y              25,641*            10.12
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Managers Balanced Fund           5/18/04      Fixed Income/Open          A               1,677*            11.72
                                                                         B               9,692*            11.50
                                                                         C               5,081*            11.61
                                                                         Y               7,501*            11.81
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Maxim Loomis Sayles              11/1/94         Equity/Open                           187,357*            22.00
Small-Cap Value Portfolio
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Maxim Loomis Sayles Bond         11/1/94      Fixed Income/Open                        293,374*            12.30
Portfolio
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
GuideStone Funds                  8/27/01            Fixed              GS-2            57,372*   GS-2      7.91
Extended Duration                                Income/Open            GS-4           393,851*   GS-4     14.07
Bond Fund                                                               GS-6            15,100*   GS-6      7.91
                                                                        GS-8             5,339*   GS-8      7.90
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
USAA Growth Fund                  4/5/71         Equity/Open                           997,277**           14.30
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
USAA First Start Growth Fund      8/1/97         Equity/Open                           253,039**            9.86
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
USAA Growth & Income Fund         6/1/93         Equity/Open                         1,433,302**           18.44
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
USAA Balanced Strategy Fund      1/11/89        Balanced/Open                          636,246***          14.97
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Roszel/Loomis Sayles Large        7/1/02         Equity/Open                             1,343*            10.81
Cap Growth Portfolio
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Pacific Select Funds Large        1/2/02         Equity/Open                         1,179,493*             7.34
Cap Growth Portfolio
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Pacific Funds--Loomis Sayles      9/28/01         Equity/Open            A          19,366****              9.75
Large Cap Growth Fund                                                    B             594****              9.53
                                                                         C           1,654****              9.52
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Absolute Strategies Fund         7/27/05       Absolute Return           A         38,545*****             10.25
                                                                         I          7,967*****             10.25
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
AssetMark Large Cap Growth       6/29/01         Equity/Open                          671,147*              9.25
Fund
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Saratoga Financial Services       1/7/03         Equity/Open             A         1,183******             13.47
Portfolio                                                                B         1,130******             12.98
                                                                         C           .16******             12.97
                                                                         I         1,403******             13.66
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------
Saratoga Large                    9/1/94         Equity/Open             B           396******             13.60
Capitalization Growth                                                    C         2,842******             13.63
Portfolio                                                                I        43,106******             14.66
------------------------------- ------------ -------------------------- ------ ----------------- ------- ---------

* As of December 31, 2005.
** As of January 31, 2006.
*** As of November 30, 2005.
**** As of March 31, 2006.
***** As of September 30, 2005.
****** As of February 28, 2006.


(3)      Miscellaneous:

 1. Trust
        During the six months prior to the filing of this document, there has been, or is, no litigation which had or is expected to have a material effect on the Fund or the Trust during the six months before the filing of this report.

  2. Loomis, Sayles & Company, L.P. (Investment Management Company)
        During the six months prior to the filing of this document, there has been no litigation or fact which caused or would cause, a material effect to the Fund or the Investment Management Company.


V.       OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

         The Investment Management Company shall use as the auditors the professional services of Pricewaterhouse Coopers.

[The Japanese translation of the financial statement of the Management Company to be incorporated.]